Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2017
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Dec. 13, 2017
Document Effective Date	Dec. 13, 2017
Prospectus Date	Aug. 28, 2017
MFS® Lifetime® Income Fund | A
Prospectus:
Trading Symbol	MLLAX
MFS® Lifetime® Income Fund | B
Prospectus:
Trading Symbol	MLLBX
MFS® Lifetime® Income Fund | C
Prospectus:
Trading Symbol	MLLCX
MFS® Lifetime® Income Fund | I
Prospectus:
Trading Symbol	MLLIX
MFS® Lifetime® Income Fund | R1
Prospectus:
Trading Symbol	MLLEX
MFS® Lifetime® Income Fund | R2
Prospectus:
Trading Symbol	MLLGX
MFS® Lifetime® Income Fund | R3
Prospectus:
Trading Symbol	MLLHX
MFS® Lifetime® Income Fund | R4
Prospectus:
Trading Symbol	MLLJX
MFS® Lifetime® Income Fund | 529A
Prospectus:
Trading Symbol	MLLQX
MFS® Lifetime® Income Fund | 529B
Prospectus:
Trading Symbol	MLLRX
MFS® Lifetime® Income Fund | 529C
Prospectus:
Trading Symbol	MLLSX
MFS® Lifetime® Income Fund | R6
Prospectus:
Trading Symbol	MLLKX